Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 59.1%
Aerospace & Defense - 0.6%
General Dynamics Corp.	12,724	$ 1,761,383
Northrop Grumman Corp.	13,719	4,328,207
Raytheon Technologies Corp.	85,766	4,934,976

		11,024,566

Airlines - 0.2%
Delta Air Lines, Inc.	36,401	1,113,143
Southwest Airlines Co.	47,253	1,771,987

		2,885,130

Auto Components - 0.1%
Magna International, Inc.	34,626	1,584,140

Automobiles - 0.1%
General Motors Co.	66,934	1,980,577

Banks - 1.8%
Bank of America Corp.	202,105	4,868,710
Citigroup, Inc.	228,102	9,833,477
Citizens Financial Group, Inc.	83,247	2,104,484
KeyCorp	284,775	3,397,366
Regions Financial Corp.	219,797	2,534,259
Truist Financial Corp.	38,638	1,470,176
US Bancorp	67,200	2,409,120
Wells Fargo & Co.	230,936	5,429,305

		32,046,897

Beverages - 0.7%
Coca-Cola Co.	150,062	7,408,561
Constellation Brands, Inc., Class A	28,991	5,494,084

		12,902,645

Biotechnology - 1.6%
AbbVie, Inc.	128,951	11,294,818
Alexion Pharmaceuticals, Inc. (A)	33,139	3,792,096
Amgen, Inc.	7,082	1,799,961
Biogen, Inc. (A)	10,441	2,961,903
Regeneron Pharmaceuticals, Inc. (A)	6,956	3,893,830
Vertex Pharmaceuticals, Inc. (A)	17,337	4,717,744

		28,460,352

Building Products - 0.6%
Carrier Global Corp.	95,211	2,907,744
Masco Corp.	65,728	3,623,585
Trane Technologies PLC	29,584	3,587,060

		10,118,389

Capital Markets - 1.7%
BlackRock, Inc.	11,892	6,701,737
Goldman Sachs Group, Inc.	12,587	2,529,609
Intercontinental Exchange, Inc.	26,122	2,613,506
MarketAxess Holdings, Inc.	2,894	1,393,722
Morgan Stanley	132,861	6,423,829
MSCI, Inc.	4,196	1,497,049
S&P Global, Inc.	19,500	7,031,700
State Street Corp.	40,913	2,427,368
T. Rowe Price Group, Inc.	7,775	996,911

		31,615,431

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.0%
Air Products & Chemicals, Inc.	8,312	$ 2,475,812
Celanese Corp.	21,421	2,301,687
Dow, Inc.	50,823	2,391,222
DuPont de Nemours, Inc.	39,901	2,213,708
Eastman Chemical Co.	56,736	4,432,216
Linde PLC	14,518	3,457,171
LyondellBasell Industries NV, Class A	19,167	1,351,082

		18,622,898

Commercial Services & Supplies - 0.1%
Cintas Corp.	4,021	1,338,309

Communications Equipment - 0.2%
Cisco Systems, Inc.	84,632	3,333,655
Motorola Solutions, Inc.	3,745	587,253

		3,920,908

Consumer Finance - 0.2%
Capital One Financial Corp.	58,999	4,239,668

Containers & Packaging - 0.4%
Avery Dennison Corp.	18,966	2,424,613
Crown Holdings, Inc. (A)	27,674	2,127,024
Packaging Corp. of America	7,537	821,910
WestRock Co.	39,371	1,367,749

		6,741,296

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	15,011	244,529

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	83,374	17,753,659
Voya Financial, Inc.	14,205	680,846

		18,434,505

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	199,669	11,878,309

Electric Utilities - 1.1%
Entergy Corp.	56,918	5,608,131
FirstEnergy Corp.	21,719	623,552
NextEra Energy, Inc.	40,271	11,177,619
Xcel Energy, Inc.	28,183	1,944,909

		19,354,211

Electrical Equipment - 0.6%
Eaton Corp. PLC	75,120	7,664,494
Emerson Electric Co.	40,443	2,651,847

		10,316,341

Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity, Ltd.	18,762	1,833,798

Entertainment - 0.8%
Electronic Arts, Inc. (A)	12,275	1,600,783
Netflix, Inc. (A)	25,609	12,805,268

		14,406,051

Equity Real Estate Investment Trusts - 1.1%
Camden Property Trust	27,264	2,425,951
Equinix, Inc.	7,600	5,776,988
Equity Lifestyle Properties, Inc.	15,778	967,191
Mid-America Apartment Communities, Inc.	16,965	1,967,092
Prologis, Inc.	62,382	6,276,877
Realty Income Corp.	8,091	491,528

Transamerica Series Trust	Page 1

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Sun Communities, Inc.	5,216	$ 733,422
UDR, Inc.	11,218	365,819
Ventas, Inc.	29,861	1,252,967

		20,257,835

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	13,428	4,766,940
Kroger Co.	53,596	1,817,440

		6,584,380

Food Products - 0.4%
Conagra Brands, Inc.	18,990	678,133
Mondelez International, Inc., Class A	130,907	7,520,607

		8,198,740

Health Care Equipment & Supplies - 1.8%
ABIOMED, Inc. (A)	1,748	484,301
Baxter International, Inc.	63,596	5,114,390
Becton Dickinson & Co.	14,375	3,344,775
Boston Scientific Corp. (A)	94,435	3,608,361
DexCom, Inc. (A)	3,583	1,477,020
Edwards Lifesciences Corp. (A)	14,053	1,121,711
Intuitive Surgical, Inc. (A)	3,009	2,135,006
Medtronic PLC	87,043	9,045,509
Zimmer Biomet Holdings, Inc.	48,364	6,584,275

		32,915,348

Health Care Providers & Services - 1.7%
Anthem, Inc.	13,489	3,623,010
Centene Corp. (A)	12,400	723,292
Cigna Corp.	32,850	5,565,118
DaVita, Inc. (A)	478	40,941
McKesson Corp.	39,974	5,953,328
UnitedHealth Group, Inc.	45,370	14,145,005

		30,050,694

Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings, Inc.	29,077	2,480,850
Yum! Brands, Inc.	38,744	3,537,327

		6,018,177

Household Durables - 0.3%
Lennar Corp., Class A	57,060	4,660,661

Household Products - 1.2%
Kimberly-Clark Corp.	37,299	5,507,570
Procter & Gamble Co.	115,703	16,081,560

		21,589,130

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	72,799	11,983,443

Insurance - 1.1%
Allstate Corp.	58,606	5,517,169
American International Group, Inc.	33,257	915,565
Chubb, Ltd.	25,600	2,972,672
Hartford Financial Services Group, Inc.	40,227	1,482,767
Marsh & McLennan Cos., Inc.	19,500	2,236,650
MetLife, Inc.	12,168	452,285
Progressive Corp.	61,802	5,850,795

		19,427,903

Interactive Media & Services - 3.4%
Alphabet, Inc., Class A (A)	14,672	21,503,283

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Alphabet, Inc., Class C (A)	11,667	$ 17,145,823
Facebook, Inc., Class A (A)	87,926	23,027,820

		61,676,926

Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (A)	17,879	56,296,143
Booking Holdings, Inc. (A)	2,582	4,416,976

		60,713,119

IT Services - 3.7%
Accenture PLC, Class A	39,982	9,035,532
Automatic Data Processing, Inc.	19,348	2,698,853
Booz Allen Hamilton Holding Corp.	12,800	1,062,144
FleetCor Technologies, Inc. (A)	3,270	778,587
International Business Machines Corp.	50,681	6,166,357
Leidos Holdings, Inc.	44,681	3,983,311
Mastercard, Inc., Class A	58,463	19,770,433
PayPal Holdings, Inc. (A)	68,978	13,590,736
Visa, Inc., Class A	52,990	10,596,410

		67,682,363

Life Sciences Tools & Services - 0.9%
Illumina, Inc. (A)	8,728	2,697,650
Thermo Fisher Scientific, Inc.	29,594	13,066,343
Waters Corp. (A)	2,600	508,768

		16,272,761

Machinery - 1.1%
Cummins, Inc.	21,375	4,513,545
Deere & Co.	14,239	3,155,789
Parker-Hannifin Corp.	25,546	5,168,978
Snap-on, Inc.	11,098	1,632,849
Stanley Black & Decker, Inc.	34,827	5,648,939

		20,120,100

Media - 1.5%
Altice USA, Inc., Class A (A)	40,111	1,042,886
Charter Communications, Inc., Class A (A)	17,390	10,857,273
Comcast Corp., Class A	232,612	10,760,631
Discovery, Inc., Class A (A) (C)	81,847	1,781,809
Discovery, Inc., Class C (A)	117,660	2,306,136

		26,748,735

Metals & Mining - 0.1%
Newmont Corp.	30,359	1,926,279

Multi-Utilities - 0.7%
Ameren Corp.	22,200	1,755,576
CMS Energy Corp.	42,823	2,629,760
DTE Energy Co.	22,587	2,598,409
Public Service Enterprise Group, Inc.	68,100	3,739,371
Sempra Energy	11,358	1,344,333

		12,067,449

Multiline Retail - 0.5%
Dollar Tree, Inc. (A)	26,855	2,452,936
Target Corp.	42,796	6,736,946

		9,189,882

Oil, Gas & Consumable Fuels - 1.2%
Cabot Oil & Gas Corp.	18,254	316,889
Cheniere Energy, Inc. (A)	23,311	1,078,600
Chevron Corp.	94,087	6,774,264
Diamondback Energy, Inc.	32,862	989,804
EOG Resources, Inc.	89,092	3,201,967

Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	44,919	$ 1,542,069
Kinder Morgan, Inc.	83,734	1,032,440
Phillips 66	54,985	2,850,422
Pioneer Natural Resources Co.	41,388	3,558,954
Williams Cos., Inc.	46,341	910,601

		22,256,010

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	10,900	2,378,925

Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	174,057	10,493,897
Eli Lilly & Co.	58,621	8,677,080
Johnson & Johnson	64,938	9,667,969
Merck & Co., Inc.	159,797	13,255,161
Pfizer, Inc.	49,041	1,799,805

		43,893,912

Professional Services - 0.1%
Verisk Analytics, Inc.	6,292	1,165,971

Road & Rail - 0.8%
CSX Corp.	53,970	4,191,850
Lyft, Inc., Class A (A)	17,511	482,428
Norfolk Southern Corp.	39,937	8,546,119
Union Pacific Corp.	7,545	1,485,384

		14,705,781

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (A)	70,467	5,777,589
Analog Devices, Inc.	58,539	6,833,843
Applied Materials, Inc.	91,110	5,416,489
Intel Corp.	48,505	2,511,589
Lam Research Corp.	12,897	4,278,580
Microchip Technology, Inc.	20,456	2,102,059
Micron Technology, Inc. (A)	61,925	2,907,998
NVIDIA Corp.	19,492	10,549,460
NXP Semiconductors NV	38,102	4,755,511
Qorvo, Inc. (A)	22,065	2,846,606
QUALCOMM, Inc.	15,259	1,795,679
Texas Instruments, Inc.	74,884	10,692,686

		60,468,089

Software - 5.3%
Fortinet, Inc. (A)	5,485	646,188
Intuit, Inc.	24,404	7,960,829
Microsoft Corp.	340,566	71,631,247
salesforce.com, Inc. (A)	56,784	14,270,955
Workday, Inc., Class A (A)	11,773	2,532,725

		97,041,944

Specialty Retail - 2.2%
AutoZone, Inc. (A)	4,156	4,894,272
Best Buy Co., Inc.	59,041	6,570,673
Home Depot, Inc.	44,548	12,371,425
Lowe’s Cos., Inc.	66,807	11,080,609
Ross Stores, Inc.	1,682	156,964
TJX Cos., Inc.	81,745	4,549,109

		39,623,052

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	655,096	75,866,668
HP, Inc.	128,349	2,437,347

		78,304,015

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	28,647	$ 2,480,257
NIKE, Inc., Class B	66,003	8,286,017

		10,766,274

Tobacco - 0.7%
Altria Group, Inc.	154,308	5,962,461
Philip Morris International, Inc.	100,680	7,549,993

		13,512,454

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (A)	56,304	6,438,925

Total Common Stocks (Cost $813,119,383)		1,072,588,227

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 6.64% (D)	14,621	394,475

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	1,280	28,518

Total Preferred Stocks (Cost $434,660)		422,993

	Principal	Value
ASSET-BACKED SECURITIES - 3.1%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 493,694	554,221
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.20% (D), 07/18/2027 (E)	925,040	917,143
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	402,247	402,493
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 1.48% (D), 10/18/2030 (E)	3,380,000	3,363,634
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 1.49% (D), 07/20/2030 (E)	2,500,000	2,462,520
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (E)	165,850	169,314
ICG CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 1.49% (D), 01/20/2030 (E)	1,097,486	1,083,038
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	878,798	921,901
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	1,373,660	1,495,198

Transamerica Series Trust	Page 3

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	$ 620,648	$ 638,967
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 1.62% (D), 04/15/2029 (E)	1,376,039	1,367,866
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	211,244	214,123
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	98,601	98,828
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	473,282	486,617
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	900,000	900,483
New Residential Advanced Receivables Trust
Series 2019-T4, Class AT4,
2.33%, 10/15/2051 (E)	140,000	141,005
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	5,319,000	5,327,565
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.46% (D), 01/20/2031 (E)	1,400,000	1,386,272
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (E)	5,102,000	5,121,148
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	127,357	128,508
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	814,189	823,074
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	148,718	153,237
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	121,677	124,194
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	382,503	393,445
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.37% (D), 07/20/2030 (E)	1,900,000	1,882,315
Sierra Timeshare Conduit Receivables Funding LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (E)	169,934	172,830
Sierra Timeshare Receivables Funding LLC
Series 2015-3A, Class A,
2.58%, 09/20/2032 (E)	22,327	22,350
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	158,787	159,556
Series 2019-1A, Class A,
3.20%, 01/20/2036 (E)	447,513	462,991
Series 2020-2A, Class A,
1.33%, 07/20/2037 (E)	1,853,999	1,854,852
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	474,391	477,919

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SPS Servicer Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.32%, 10/15/2052 (E)	$ 1,810,000	$ 1,795,081
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	325,033	327,199
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	499,772	502,751
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	247,825	249,996
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	231,668	235,656
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	352,035	357,353
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	901,698	924,287
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	385,814	390,456
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	598,263	607,879
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	1,895,190	1,943,879
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	692,763	712,179
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	532,099	547,986
Series 2017-4, Class A1,
2.75% (D), 06/25/2057 (E)	1,817,701	1,884,510
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	595,636	619,413
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	1,240,392	1,293,917
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,537,315	1,643,843
Series 2019-1, Class A1,
3.75% (D), 03/25/2058 (E)	3,393,276	3,676,034
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	3,055,000	3,139,319
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	210,762	212,044
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	737,209	746,209
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 1.41% (D), 10/20/2028 (E)	1,115,426	1,106,374

Total Asset-Backed Securities (Cost $55,984,534)		56,623,972

CORPORATE DEBT SECURITIES - 14.1%
Aerospace & Defense - 0.3%
BAE Systems PLC
3.40%, 04/15/2030 (E)	603,000	673,920
Boeing Co.
3.50%, 03/01/2039	2,022,000	1,836,805
5.15%, 05/01/2030	1,243,000	1,397,143
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025 (E)	529,000	581,262
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	710,000	778,942

		5,268,072

Transamerica Series Trust	Page 4

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.3%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	$ 696,409	$ 654,571
3.70%, 04/01/2028	626,505	520,471
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	1,754,876	1,755,045
JetBlue Pass-Through Trust
2.75%, 11/15/2033	1,254,515	1,228,359
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,116,647	1,055,524
US Airways Pass-Through Trust
5.38%, 05/15/2023	1,026,385	866,144

		6,080,114

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025 (C)	717,000	776,074

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	303,000	329,704
6.25%, 10/02/2043	820,000	971,752

		1,301,456

Banks - 2.1%
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (D), 02/13/2031, MTN	3,456,000	3,633,486
Fixed until 06/19/2040, 2.68% (D), 06/19/2041, MTN	1,063,000	1,085,409
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,774,000	1,974,064
Barclays Bank PLC
10.18%, 06/12/2021 (E)	1,134,000	1,193,091
Barclays PLC
5.20%, 05/12/2026	643,000	712,926
CIT Group, Inc.
4.13%, 03/09/2021	125,000	125,000
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	3,305,000	3,683,348
Commerzbank AG
8.13%, 09/19/2023 (E)	1,750,000	1,986,213
Credit Agricole SA
3.25%, 01/14/2030 (E)	2,214,000	2,378,040
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (D), 12/20/2025 (E)	1,410,000	1,496,433
Discover Bank
3.45%, 07/27/2026	1,798,000	1,968,266
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	615,000	646,324
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (D), 05/13/2031	1,629,000	1,747,761
Fixed until 04/22/2040, 3.11% (D), 04/22/2041	1,562,000	1,694,363
4.13%, 12/15/2026	1,415,000	1,644,112
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (D), 11/07/2023	556,000	577,435
Fixed until 07/09/2024, 3.87% (D), 07/09/2025	930,000	1,012,189
Macquarie Bank, Ltd.
3.62%, 06/03/2030 (E)	1,610,000	1,711,665

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (D), 11/28/2035	$ 1,123,000	$ 1,078,731
Santander UK Group Holdings PLC
5.63%, 09/15/2045 (E)	830,000	1,014,502
Truist Financial Corp.
1.95%, 06/05/2030, MTN (C)	970,000	997,568
UniCredit SpA
Fixed until 09/22/2025, 2.57% (D), 09/22/2026 (E)	2,152,000	2,132,808
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	2,390,000	2,695,111
Fixed until 06/15/2024 (F), 5.90% (D)	585,000	597,927

		37,786,772

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	562,000	635,919
4.44%, 10/06/2048	846,000	987,781
4.75%, 01/23/2029	1,161,000	1,416,906
Constellation Brands, Inc.
3.15%, 08/01/2029	581,000	634,220
3.70%, 12/06/2026	276,000	315,394
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	1,535,000	1,722,179
Pernod Ricard SA
4.45%, 01/15/2022 (E)	711,000	746,226

		6,458,625

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	666,000	733,216
4.05%, 11/21/2039 (E)	590,000	678,475
Amgen, Inc.
2.20%, 02/21/2027	936,000	991,814
Biogen, Inc.
2.25%, 05/01/2030	607,000	621,615
Gilead Sciences, Inc.
4.15%, 03/01/2047	285,000	347,520

		3,372,640

Building Products - 0.1%
Carrier Global Corp.
2.72%, 02/15/2030 (E)	1,089,000	1,139,133

Capital Markets - 0.8%
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	1,088,000	1,200,034
3.80%, 06/09/2023	1,515,000	1,629,873
Deutsche Bank AG
Fixed until 09/18/2030, 3.55% (D), 09/18/2031	1,051,000	1,061,971
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	1,231,000	1,788,555
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	1,435,000	1,428,190
Lazard Group LLC
4.50%, 09/19/2028	1,357,000	1,569,781
Morgan Stanley
Fixed until 01/22/2030, 2.70% (D), 01/22/2031, MTN	1,206,000	1,284,625
3.70%, 10/23/2024, MTN	2,120,000	2,352,048
5.00%, 11/24/2025	847,000	995,081

Transamerica Series Trust	Page 5

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS AG
7.63%, 08/17/2022	$ 1,565,000	$ 1,742,669

		15,052,827

Chemicals - 0.1%
Nutrition & Biosciences, Inc.
2.30%, 11/01/2030 (E)	1,097,000	1,106,233
Syngenta Finance NV
3.93%, 04/23/2021 (E)	1,082,000	1,095,963

		2,202,196

Commercial Services & Supplies - 0.2%
Ashtead Capital, Inc.
4.25%, 11/01/2029 (E)	733,000	771,439
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	565,000	593,723
3.30%, 12/01/2026 (E)	628,000	683,926
3.85%, 11/15/2024 (E)	661,000	726,851
Hutchison Whampoa International 11, Ltd.
4.63%, 01/13/2022 (E)	600,000	627,097
Waste Connections, Inc.
2.60%, 02/01/2030	852,000	916,330

		4,319,366

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	1,142,000	1,167,010

Construction & Engineering - 0.5%
Quanta Services, Inc.
2.90%, 10/01/2030	822,000	838,941
SBA Tower Trust
1.88%, 07/15/2050 (E)	1,309,000	1,338,074
2.84%, 01/15/2050 (E)	3,421,000	3,661,268
3.17%, 04/09/2047 (E)	1,369,000	1,385,626
3.45%, 03/15/2048 (E)	1,525,000	1,608,084

		8,831,993

Construction Materials - 0.2%
CRH America Finance, Inc.
4.50%, 04/04/2048 (E)	900,000	1,043,294
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (E)	1,290,000	1,571,023
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	689,000	774,461

		3,388,778

Consumer Finance - 0.2%
Ally Financial, Inc.
3.88%, 05/21/2024	805,000	857,883
American Express Co.
4.05%, 12/03/2042	275,000	346,622
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,630,000	1,759,189

		2,963,694

Containers & Packaging - 0.0% (B)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023 (E) (G)	650,000	658,125

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	87,000	105,585

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	$ 1,074,000	$ 1,106,811
6.50%, 07/15/2025	256,000	276,369
Aviation Capital Group LLC
5.50%, 12/15/2024 (E)	2,174,000	2,242,993
Element Fleet Management Corp.
3.85%, 06/15/2025 (E)	831,000	874,642

		4,500,815

Diversified Telecommunication Services - 0.4%
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,155,000	1,198,312
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	887,000	955,102
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	218,750
Verizon Communications, Inc.
3.50%, 11/01/2024 (G)	1,863,000	2,056,848
5.50%, 03/16/2047 (G)	1,816,000	2,735,340

		7,164,352

Electric Utilities - 0.7%
American Electric Power Co., Inc.
2.95%, 12/15/2022	918,000	960,236
Appalachian Power Co.
3.40%, 06/01/2025	505,000	553,861
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	104,000	135,435
DTE Electric Co.
4.30%, 07/01/2044	1,395,000	1,740,268
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	3,049,000	3,446,220
Duke Energy Progress LLC
3.60%, 09/15/2047	964,000	1,119,867
Entergy Arkansas LLC
3.70%, 06/01/2024	245,000	269,318
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,388,000	1,457,260
5.30%, 06/01/2042	69,000	97,672
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,026,000	976,208
PacifiCorp
3.60%, 04/01/2024	888,000	970,369
5.75%, 04/01/2037	138,000	189,355
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	515,000	562,669

		12,478,738

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
2.80%, 02/15/2030	921,000	1,007,275
Arrow Electronics, Inc.
3.25%, 09/08/2024	331,000	357,417
3.88%, 01/12/2028	429,000	475,627
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,269,000	1,483,321

		3,323,640

Transamerica Series Trust	Page 6

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	$ 1,439,000	$ 1,549,431
Schlumberger Investment SA
3.65%, 12/01/2023	121,000	130,220

		1,679,651

Equity Real Estate Investment Trusts - 0.6%
Agree, LP
2.90%, 10/01/2030	502,000	520,682
American Tower Trust #1
3.65%, 03/15/2048 (E)	775,000	840,779
Corporate Office Properties, LP
2.25%, 03/15/2026	519,000	524,948
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	858,000	909,531
Equinix, Inc.
5.38%, 05/15/2027	1,236,000	1,346,781
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	769,000	827,504
Healthpeak Properties, Inc.
3.50%, 07/15/2029	656,000	730,616
Highwoods Realty, LP
3.05%, 02/15/2030	1,657,000	1,714,172
Life Storage, LP
4.00%, 06/15/2029	672,000	763,182
Mid-America Apartments, LP
1.70%, 02/15/2031	603,000	593,723
National Retail Properties, Inc.
2.50%, 04/15/2030	997,000	988,758
Realty Income Corp.
3.25%, 01/15/2031	460,000	509,058
Weyerhaeuser Co.
4.00%, 04/15/2030	1,025,000	1,211,923

		11,481,657

Food & Staples Retailing - 0.1%
Sysco Corp.
3.30%, 07/15/2026	939,000	1,023,701
Walmart, Inc.
3.63%, 12/15/2047	1,414,000	1,741,160

		2,764,861

Food Products - 0.1%
Campbell Soup Co.
2.38%, 04/24/2030	1,343,000	1,396,526

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
1.40%, 06/30/2030	519,000	522,366
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	944,000	1,025,749
Boston Scientific Corp.
4.70%, 03/01/2049	1,102,000	1,455,743
Danaher Corp.
2.60%, 10/01/2050 (H)	1,016,000	996,026
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	1,009,000	1,096,966

		5,096,850

Health Care Providers & Services - 0.6%
Anthem, Inc.
2.25%, 05/15/2030	886,000	912,369
Centene Corp.
3.00%, 10/15/2030 (H)	1,425,000	1,453,785
3.38%, 02/15/2030	850,000	881,875

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Cigna Corp.
2.40%, 03/15/2030	$ 893,000	$ 926,150
CVS Health Corp.
2.70%, 08/21/2040	719,000	685,267
3.75%, 04/01/2030	1,277,000	1,457,228
HCA, Inc.
4.13%, 06/15/2029	410,000	463,730
5.25%, 04/15/2025	273,000	315,219
Health Care Service Corp.
2.20%, 06/01/2030 (E)	1,180,000	1,208,622
Quest Diagnostics, Inc.
4.20%, 06/30/2029	1,500,000	1,786,168
UnitedHealth Group, Inc.
2.00%, 05/15/2030	834,000	873,859

		10,964,272

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,211,000	1,284,572

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.75%, 12/01/2027	1,047,000	1,187,787
General Electric Co.
6.88%, 01/10/2039, MTN	662,000	850,401

		2,038,188

Insurance - 0.5%
American International Group, Inc.
4.20%, 04/01/2028	813,000	942,837
4.25%, 03/15/2029	914,000	1,072,924
CNA Financial Corp.
3.90%, 05/01/2029	729,000	836,175
Markel Corp.
3.35%, 09/17/2029	1,438,000	1,587,717
Pacific LifeCorp
3.35%, 09/15/2050 (C) (E)	589,000	595,073
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050 (C)	1,511,000	1,541,673
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	1,909,000	2,179,287

		8,755,686

Interactive Media & Services - 0.2%
Alphabet, Inc.
1.10%, 08/15/2030	1,060,000	1,055,314
Baidu, Inc.
4.38%, 05/14/2024	1,533,000	1,680,206
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (E)	1,322,000	1,409,298

		4,144,818

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.
3.80%, 02/15/2028	901,000	909,868

IT Services - 0.1%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	696,000	819,074
Fiserv, Inc.
3.50%, 07/01/2029	1,184,000	1,349,660

		2,168,734

Transamerica Series Trust	Page 7

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	$ 529,000	$ 739,260

Machinery - 0.0% (B)
Xylem, Inc.
1.95%, 01/30/2028	667,000	694,985

Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	649,000	738,000
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (E)	525,000	504,131
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	1,110,000	1,121,100
NBCUniversal Media LLC
4.45%, 01/15/2043	1,189,000	1,523,951
ViacomCBS, Inc.
4.20%, 05/19/2032	970,000	1,110,024

		4,997,206

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	1,433,000	1,582,044
4.75%, 04/10/2027 (E)	365,000	419,379
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	185,000	190,589

		2,192,012

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	1,018,000	1,116,829
CMS Energy Corp.
3.88%, 03/01/2024	80,000	87,142
4.88%, 03/01/2044	185,000	242,213
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	597,000	622,512

		2,068,696

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines, LP
3.40%, 02/15/2031	647,000	634,161
BP Capital Markets PLC
3.12%, 05/04/2026 (C)	2,119,000	2,339,080
CNOOC Petroleum North America ULC
5.88%, 03/10/2035	10,000	14,292
Energy Transfer Operating, LP
4.90%, 02/01/2024	605,000	645,615
5.15%, 02/01/2043	734,000	676,627
5.95%, 10/01/2043	680,000	675,112
7.60%, 02/01/2024	534,000	596,424
Enterprise Products Operating LLC
4.25%, 02/15/2048	2,275,000	2,415,347
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	1,190,000	1,302,160
Noble Energy, Inc.
3.25%, 10/15/2029	653,000	721,857
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,967,000	1,781,925
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	589,547
6.84%, 01/23/2030 (E)	1,509,000	1,346,782
6.88%, 08/04/2026	400,000	384,960
7.69%, 01/23/2050 (E)	166,000	138,942

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	$ 748,000	$ 722,925
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	615,000	667,832
Shell International Finance BV
2.50%, 09/12/2026	1,677,000	1,827,570
3.75%, 09/12/2046	244,000	272,237
Williams Cos., Inc.
5.40%, 03/04/2044	117,000	130,708
7.88%, 09/01/2021	100,000	106,595

		17,990,698

Pharmaceuticals - 0.5%
AstraZeneca PLC
2.38%, 06/12/2022	951,000	979,453
4.00%, 01/17/2029	317,000	375,180
4.38%, 08/17/2048	758,000	991,152
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	890,000	1,045,031
Bristol-Myers Squibb Co.
3.20%, 06/15/2026	525,000	592,167
Merck & Co., Inc.
3.40%, 03/07/2029	612,000	713,025
Royalty Pharma PLC
2.20%, 09/02/2030 (E)	1,137,000	1,134,952
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	1,291,000	1,604,572
Upjohn, Inc.
2.30%, 06/22/2027 (E)	522,000	540,552
Zoetis, Inc.
2.00%, 05/15/2030	636,000	655,100

		8,631,184

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	746,000	796,867
Experian Finance PLC
2.75%, 03/08/2030 (E)	1,000,000	1,078,549

		1,875,416

Road & Rail - 0.2%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (E)	1,705,000	1,620,385
5.50%, 01/15/2026 (E)	682,000	686,113
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	466,000	491,027
3.75%, 04/01/2024	44,000	48,492
CSX Corp.
3.80%, 11/01/2046 - 04/15/2050	1,069,000	1,256,195

		4,102,212

Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.
2.88%, 05/11/2024	742,000	802,088
KLA Corp.
3.30%, 03/01/2050	809,000	854,726
Lam Research Corp.
1.90%, 06/15/2030	705,000	731,510
3.75%, 03/15/2026	1,025,000	1,175,913
Micron Technology, Inc.
2.50%, 04/24/2023	452,000	469,381
NVIDIA Corp.
2.85%, 04/01/2030	894,000	1,004,414
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (E)	432,000	472,914

Transamerica Series Trust	Page 8

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
3.25%, 05/20/2027 - 05/20/2050	$ 1,830,000	$ 2,046,341
Sensata Technologies, Inc., Co.
4.38%, 02/15/2030 (E)	697,000	731,850
TSMC Global, Ltd.
1.38%, 09/28/2030 (E)	2,651,000	2,597,992
Xilinx, Inc.
2.38%, 06/01/2030	968,000	1,016,196

		11,903,325

Software - 0.2%
Adobe, Inc.
2.15%, 02/01/2027	887,000	951,215
Infor, Inc.
1.75%, 07/15/2025 (E)	1,000,000	1,028,782
Intuit, Inc.
1.35%, 07/15/2027	730,000	741,525
Microsoft Corp.
3.30%, 02/06/2027	1,443,000	1,648,762

		4,370,284

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	575,000	602,533
2.85%, 02/23/2023	1,264,000	1,333,924
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	844,000	991,007
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	806,000	885,738
Seagate HDD Cayman
4.13%, 01/15/2031 (E)	170,000	183,463
Western Digital Corp.
4.75%, 02/15/2026 (C)	1,485,000	1,608,448

		5,605,113

Tobacco - 0.2%
Altria Group, Inc.
3.40%, 05/06/2030	808,000	881,790
BAT Capital Corp.
2.26%, 03/25/2028	1,886,000	1,895,356
4.91%, 04/02/2030	777,000	916,423

		3,693,569

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	1,016,000	1,054,679
4.38%, 07/16/2042	250,000	306,780
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	3,036,000	3,080,315
3.72%, 07/15/2043 (E)	40,000	41,889
Sprint Corp.
7.25%, 09/15/2021	330,000	345,263
7.88%, 09/15/2023	625,000	717,969
T-Mobile USA, Inc.
3.88%, 04/15/2030 (E)	1,212,000	1,375,159

		6,922,054

Total Corporate Debt Securities (Cost $241,346,940)		256,811,702

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025	480,000	517,200

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	$ 675,000	$ 769,500

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	305,000	325,182
4.50%, 01/28/2026	1,125,000	1,245,937

		1,571,119

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,160,000	1,346,349
5.38%, 10/17/2023 (E)	400,000	451,163

		1,797,512

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,883,000	2,027,068

Panama - 0.0% (B)
Panama Government International Bond
3.88%, 03/17/2028	550,000	623,431

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	160,000	204,802

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	405,000	429,300

Qatar - 0.0% (B)
Qatar Government International Bond
3.88%, 04/23/2023 (E)	200,000	214,600

Saudi Arabia - 0.1%
Saudi Government International Bond
2.38%, 10/26/2021 (E)	705,000	716,460

Total Foreign Government Obligations (Cost $8,151,374)		8,870,992

MORTGAGE-BACKED SECURITIES - 3.5%
BB-UBS Trust
Series 2012-SHOW, Class XA,
0.73% (D), 11/05/2036 (E)	3,935,000	91,282
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,630,000	1,545,945
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	1,390,000	777,391
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	755,000	744,552
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,150,000	1,185,214
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	99,524	107,265
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	309,983
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	176,191	180,761
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	846,430	893,926

Transamerica Series Trust	Page 9

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	$ 1,648,000	$ 1,804,206
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	17,827	17,773
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	170,000	162,910
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	2,018,929
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,400,000	2,620,552
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	4,500,000	4,824,753
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	690,000	692,648
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	1,690,000	1,404,911
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.84% (D), 12/27/2035 (E)	266,175	265,491
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month LIBOR + 0.15%, 0.30% (D), 12/25/2036	109,758	98,941
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	2,200,000	2,217,442
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	1,830,837	1,811,380
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	807,848
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	5,182,242	4,059,341
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (D), 04/25/2058 (E)	243,452	261,084
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	2,010,000	2,082,467
Series 2013-C11, Class B,
4.50% (D), 08/15/2046	945,000	959,128
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	4,890,000	4,876,075
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	284,977	285,017
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 1.55% (D), 08/15/2034 (E)	3,663,174	3,571,246
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	191,246	197,431

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	$ 188,820	$ 203,414
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	698,180	754,413
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	185,517	198,552
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	403,487	436,541
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	451,143	487,397
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	697,768	741,880
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	917,893	986,845
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	1,081,169	1,171,507
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	1,054,887	1,141,260
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	1,627,562	1,758,556
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	1,277,905	1,396,978
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	1,165,284	1,258,017
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	827,505	890,610
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	2,695,371	2,867,694
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	3,193,644	3,344,106
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	2,169,000	2,245,308
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	1,911,000	1,509,690
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	916,000	927,761

Total Mortgage-Backed Securities (Cost $64,728,904)		63,196,421

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	55,000	93,320
State of California, General Obligation Unlimited
7.30%, 10/01/2039	765,000	1,256,329
7.60%, 11/01/2040	660,000	1,188,884
7.70%, 11/01/2030	580,000	583,451
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	50,000	72,862

		3,194,846

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	49,000	72,965

Transamerica Series Trust	Page 10

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	$ 71,000	$ 120,434

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	60,000	76,163
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	55,000	87,976
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	55,000	77,895
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	95,000	126,851

		368,885

Total Municipal Government Obligations (Cost $3,247,830)		3,757,130

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.2%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	438,110	500,322
5.50%, 07/01/2037 - 06/01/2041	100,537	116,058
6.00%, 12/01/2037	41,418	49,025
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	4,328,221
2.89%, 06/25/2027	1,772,489	1,901,752
3.01%, 07/25/2025	4,592,000	5,062,254
3.06% (D), 08/25/2024	3,640,000	3,941,099
3.46% (D), 08/25/2023	1,500,000	1,615,434
3.49%, 01/25/2024	2,260,000	2,455,203
Federal National Mortgage Association
3.33% (D), 10/25/2023	172,196	183,039
3.50%, 07/01/2028 - 01/01/2029	341,890	372,171
12-Month LIBOR + 1.52%, 3.51% (D), 02/01/2043	54,167	54,715
4.00%, 06/01/2042	103,258	113,837
4.50%, 02/01/2025 - 06/01/2026	159,961	169,897
5.00%, 04/01/2039 - 11/01/2039	1,507,086	1,735,453
5.50%, 04/01/2037 - 12/01/2041	769,462	902,183
6.00%, 08/01/2036 - 06/01/2041	1,367,255	1,617,206
6.50%, 05/01/2040	107,985	129,858
Government National Mortgage Association, Interest Only STRIPS
0.71% (D), 02/16/2053	538,581	20,316
Uniform Mortgage-Backed Security
2.00%, TBA (H)	22,493,000	23,340,280
2.50%, TBA (H)	11,665,000	12,217,230
3.00%, TBA (H)	42,064,000	44,064,505
3.50%, TBA (H)	34,409,000	36,278,645
4.00%, TBA (H)	6,508,000	6,941,062

Total U.S. Government Agency Obligations (Cost $147,045,228)		148,109,765

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 9.6%
U.S. Treasury - 8.4%
U.S. Treasury Bond
1.25%, 05/15/2050 (C)	$ 1,054,000	$ 1,001,959
2.00%, 02/15/2050	3,544,000	4,020,779
2.25%, 08/15/2046	2,996,000	3,546,281
2.50%, 02/15/2045 - 05/15/2046	11,413,000	14,103,326
2.75%, 08/15/2047 (C)	3,605,000	4,689,739
2.75%, 11/15/2047	1,591,000	2,072,712
2.88%, 08/15/2045 (C)	5,077,000	6,684,386
2.88%, 05/15/2049	522,900	702,014
3.00%, 05/15/2042 (C)	2,001,000	2,664,926
3.00%, 08/15/2048 - 02/15/2049	4,419,600	6,045,491
3.13%, 02/15/2042 - 05/15/2048	7,019,000	9,527,049
3.50%, 02/15/2039	4,151,000	5,834,587
3.63%, 02/15/2044	5,091,700	7,454,567
4.50%, 02/15/2036 (C)	2,445,600	3,704,129
4.75%, 02/15/2037 (C)	1,843,000	2,906,253
5.25%, 02/15/2029	2,086,000	2,890,251
U.S. Treasury Note
0.13%, 05/31/2022	1,356,000	1,355,894
0.25%, 05/31/2025 - 08/31/2025	7,144,000	7,139,532
0.63%, 05/15/2030	10,766,000	10,734,038
0.63%, 08/15/2030 (C)	2,936,000	2,921,320
1.13%, 06/30/2021	1,285,000	1,294,637
1.13%, 09/30/2021 (C)	362,000	365,535
1.50%, 08/15/2026 - 02/15/2030	4,633,000	4,959,584
1.63%, 08/15/2029 (C)	2,985,000	3,250,852
1.75%, 11/15/2029 (C)	5,840,000	6,432,897
2.13%, 06/30/2022 (C)	3,099,000	3,206,860
2.25%, 11/15/2025 (C)	1,769,800	1,945,674
2.25%, 11/15/2027	4,752,200	5,344,740
2.38%, 01/31/2023	1,374,400	1,446,019
2.38%, 05/15/2029 (C)	5,576,000	6,418,716
2.50%, 05/15/2024	8,470,000	9,175,392
2.63%, 02/15/2029 (C)	791,000	924,296
2.88%, 09/30/2023 - 08/15/2028	4,461,300	5,172,885
3.13%, 11/15/2028	2,552,600	3,076,282

		153,013,602

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	3,936,002	4,795,107
2.50%, 01/15/2029	4,973,726	6,499,002
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	10,054,515	10,685,278

		21,979,387

Total U.S. Government Obligations (Cost $157,443,266)		174,992,989

COMMERCIAL PAPER - 5.9%
Banks - 2.1%
Concord Minutemen Capital Co.
0.20% (I), 11/19/2020	6,000,000	5,998,367
CRC Funding LLC
0.17% (I), 12/08/2020	5,500,000	5,498,234
DNB Bank ASA
0.22% (I), 10/07/2020	3,000,000	2,999,890
Korea Development Bank
0.23% (I), 10/05/2020	6,000,000	5,999,847
Macquarie Bank, Ltd.
0.17% (I), 12/03/2020	2,700,000	2,699,197
0.18% (I), 12/03/2020	3,500,000	3,498,897
0.26% (I), 10/02/2020	250,000	249,998

Transamerica Series Trust	Page 11

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Manhattan Asset Funding Co. LLC
0.16% (I), 12/01/2020	$ 7,000,000	$ 6,998,102
Skandinaviska Enskilda Banken AB
0.17% (I), 11/17/2020	3,100,000	3,099,312
Sumitomo Mitsui Brokerage Corp.
0.21% (I), 10/29/2020	2,000,000	1,999,673

		39,041,517

Commercial Services & Supplies - 0.1%
Charta LLC
0.22% (I), 10/19/2020	1,600,000	1,599,824

Diversified Financial Services - 3.4%
Anglesea Funding PLC
0.22% (I), 11/04/2020	7,000,000	6,998,546
Atlantic Asset Securitization LLC
0.17% (I), 11/06/2020	560,000	559,905
Cancara Asset Securitisation LLC
0.19% (I), 11/19/2020	2,000,000	1,999,483
0.21% (I), 12/03/2020	5,000,000	4,998,162
Chariot Funding LLC
0.23% (I), 10/05/2020	8,735,000	8,734,777
Gotham Funding Corp.
0.17% (I), 11/10/2020	5,000,000	4,999,056
Lexington Parker Capital Co. LLC
0.22% (I), 11/12/2020	2,850,000	2,849,268
LMA Americas LLC
0.19% (I), 11/04/2020	1,722,000	1,721,691
0.24% (I), 10/08/2020	5,200,000	5,199,757
Mont Blanc Capital Corp.
0.17% (I), 11/20/2020	6,500,000	6,498,465
Nieuw Amsterdam Receivables Corp.
0.17% (I), 12/10/2020	1,750,000	1,749,421
Ridgefield Funding Co.
0.20% (I), 11/17/2020	6,500,000	6,498,303
Sheffield Receivable
0.15% (I), 11/02/2020	3,250,000	3,249,567
0.17% (I), 12/01/2020	3,250,000	3,249,064
Victory Receivables
0.15% (I), 11/23/2020	1,780,000	1,779,607

		61,085,072

	Principal	Value
COMMERCIAL PAPER (continued)
Equity Real Estate Investment Trusts - 0.3%
Simon Property Group, Inc.
0.20% (I), 11/03/2020	$ 5,000,000	$ 4,999,083

Total Commercial Paper (Cost $106,725,496)		106,725,496

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.10% (I), 11/05/2020	5,431,000	5,430,483
0.11% (I), 12/10/2020	4,502,000	4,501,072
0.14% (I), 10/01/2020	6,961,000	6,961,000

Total Short-Term U.S. Government Obligations (Cost $16,892,555)		16,892,555

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (I)	19,252,329	19,252,329

Total Other Investment Company (Cost $19,252,329)		19,252,329

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.00% (I), dated 09/30/2020, to be repurchased at $18,887,457 on 10/01/2020. Collateralized by U.S. Government Obligations, 1.88%, due 08/31/2022 , and with a total value of $19,265,339.	$ 18,887,457	18,887,457

Total Repurchase Agreement (Cost $18,887,457)		18,887,457

Total Investments (Cost $1,653,259,956)		1,947,132,028
Net Other Assets (Liabilities) - (7.2)%		(131,330,478)

Net Assets - 100.0%		$ 1,815,801,550

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	61	12/18/2020	$ 10,129,184	$ 10,223,600	$ 94,416	$ —

Transamerica Series Trust	Page 12

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,072,588,227	$—	$—	$1,072,588,227
Preferred Stocks	422,993	—	—	422,993
Asset-Backed Securities	—	56,623,972	—	56,623,972
Corporate Debt Securities	—	256,811,702	—	256,811,702
Foreign Government Obligations	—	8,870,992	—	8,870,992
Mortgage-Backed Securities	—	63,196,421	—	63,196,421
Municipal Government Obligations	—	3,757,130	—	3,757,130
U.S. Government Agency Obligations	—	148,109,765	—	148,109,765
U.S. Government Obligations	—	174,992,989	—	174,992,989
Commercial Paper	—	106,725,496	—	106,725,496
Short-Term U.S. Government Obligations	—	16,892,555	—	16,892,555
Other Investment Company	19,252,329	—	—	19,252,329
Repurchase Agreement	—	18,887,457	—	18,887,457

Total Investments	$1,092,263,549	$854,868,479	$—	$1,947,132,028

Other Financial Instruments
Futures Contracts (K)	$94,416	$—	$—	$94,416

Total Other Financial Instruments	$94,416	$—	$—	$94,416

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $54,817,083, collateralized by cash collateral of $19,252,329 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $36,692,958. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $181,997,450, representing 10.0% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Restricted securities. At September 30, 2020, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023	12/22/2016	$661,375	$658,125	0.0	%(B)
Corporate Debt Securities	Verizon Communications, Inc. 3.50%, 11/01/2024	4/4/2019 - 4/8/2019	1,903,477	2,056,848	0.1
Corporate Debt Securities	Verizon Communications, Inc. 5.50%, 03/16/2047	3/13/2017	1,812,550	2,735,340	0.2

Total			$4,377,402	$5,450,313	0.3%

Transamerica Series Trust	Page 13

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at September 30, 2020.
(J)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 14

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 16